GOING CONCERN	11 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 3. GOING CONCERN

As reflected in the accompanying financial statements, the Company had earned no revenues and at December 31, 2015 had accumulated a deficit of $2,384,996 that included loss of $364,077 for the eleven months ended December 31, 2015.

While the Company is attempting to commence operations and produce revenues, the Company's cash position may not be significant enough to support the Company's daily operations. Management intends to raise additional funds by way of a public or private offering. Management believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to increase revenues and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company's ability to further implement its business plan and generate revenues.

The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.